Derivative financial instruments	9 Months Ended
Sep. 30, 2011
Derivative financial instruments
Derivative financial instruments

20     Derivative financial instruments

Risk management policy

Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk), those inherent to inadequate or failed internal processes, people, systems or external events (operational risk), those arising from liquidity risk, among others.

Vale considers that the effective management of risk is a key objective to support its growth strategy, strategic planning and business sustainability. The management of Vale’s future cash flows risks contributes to a better perception of the Company’s credit quality, improving its ability to access different markets. As a commitment to the risk management strategy, the Board of Directors has established an enterprise-wide risk management policy and an Executive Risk Management Committee.

The corporate risk management policy determines that Vale should measure and monitor regularly its corporate risk on a consolidated approach in order to guarantee that the overall risk level of the Company remains aligned with the guidelines defined by the Board of Directors and the Executive Board.

The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk assessments and for issuing opinion regarding the Company’s risk management. It’s also responsible for the supervision and revision of the principles and instruments of corporate risk management.

The Executive Board is responsible for the approval of the policy decomposition into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities in the Company regarding risk management.

Besides the risk management governance model, Vale has put in place a well defined corporate governance structure. The recommendation and execution of the transactions with derivatives are performed by independent areas. The risk management department is responsible for defining and proposing to the Executive Risk Management Committee market risk mitigation strategies aligned with Vale’s and its wholly owned subsidiaries corporate objectives. The finance department is responsible for the execution of such strategies. The independence of the areas guarantees an effective control and transparency in this process.

When measuring Vale’s exposures, the correlations between market risk factors are taken into consideration to evaluate their combined impact on cash flows and also to quantify the overall risk reduction due to the diversification effect between the products prices and currencies exchange rates of the portfolio.

The consolidated market risk exposure and the derivatives portfolio are measured and monitored monthly in order to evaluate the financial results and to verify the consistency of the mitigation strategies. The mark-to-market of this portfolio is reported weekly to management.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed to are:

• Interest rates;

• Foreign exchange;

• Product prices and input costs

Foreign exchange rate and interest rate risk

Vale’s cash flows are exposed to volatility of several currencies. While most of the product prices are indexed to US dollars, most of the costs, disbursements and investments are indexed to currencies other than the US dollar, namely the Brazilian real and the Canadian dollar.

Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch.

Vale’s foreign exchange and interest rate derivative portfolio consists, basically, of interest rate swaps to convert floating cash flows in Brazilian real to fixed or floating US dollar cash flows, without any leverage.

Vale is also exposed to interest rate risks on loans and financings. Its floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans.

In general, the US dollar floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollar). To mitigate the impact of the interest rate volatility on its cash flows, Vale considers the natural hedges resulting from the correlation of commodities prices and US dollar floating rates. If such natural hedges are not present, Vale may search for the same effect by using financial instruments.

The Brazilian real denominated debt subject to floating interest rates refers to debentures, loans obtained from Banco Nacional de Desenvolvimento Econômico e Social (BNDES) and property and services acquisition financing in the Brazilian market. These debt instruments are mainly linked to CDI and TJLP.

The swap transactions used to convert debt linked to Brazilian real into US dollar have similar - or sometimes shorter - settlement dates than the final maturity of the debt instruments. Their notional amounts are similar to the principal and interest payments, subjected to liquidity market conditions. The swaps with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debts` final maturity.

At each settlement date, the results of the swap transactions partially offset the impact of the foreign exchange rate in Vale’s obligations, contributing to stabilize the cash disbursements in US dollar. In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate in the payment date.

Vale has other exposures associated with the outstanding debt portfolio. In order to reduce cash flow volatility associated with Euro denominated financings, Vale entered into swap contracts where the cash flows in Euro are converted into cash flows in US dollar.

Vale has a program of cash allocation in US dollar where the goal is to link part of cash investments in Brazilian real with US dollar yields in the Brazilian market. To do that, Vale uses swaps to convert cash investments linked to CDI into a US dollar fixed rate. In these operations, Vale receives US dollar fixed rates and pays profitability linked to CDI.

Vale had South African Rand forwards instruments in order to reduce the volatility of the value in US dollar of the payment in South African Rand regarding the bid offer made for assets in the African copperbelt. After the announcement that Vale decided to terminate the agreement to acquire these assets on July 11, these derivatives were settled in advance.

Product price risk

Vale is also exposed to several market risks associated with commodities price volatilities. Currently, the derivative portfolio includes nickel, copper and bunker oil derivatives with the purpose of mitigating Vale’s cash flow volatility.

Nickel — The Company has the following derivative strategies in this category:

•        Sales hedging program - in order to protect future cash flows in 2011 and 2012, Vale entered into derivative transactions fixing the prices of part of nickel sales during the period.

•        Fixed price sales program - Vale uses nickel future contracts on the London Metal Exchange (LME) with the purpose of maintain its exposure to nickel prices, as the commodity is sold at a fixed price to some customers. Whenever the ‘Sales hedging program’ is executed, the ‘Fixed price sales program’ is interrupted.

•        Nickel purchase program - Vale has also sold nickel futures on the LME in order to minimize the mismatch between the pricing period of the intermediate products costs and the finished goods.

Copper — Vale uses derivatives to reduce cash flow volatility due to the quotation period mismatch between the pricing period of copper scrap purchase and the pricing period of final products sale to clients.

Bunker Oil — Vale implemented a derivative program that consists of bunker oil forward purchases and swaps in order to reduce the impact of bunker oil price fluctuation on its freight hiring and on its own consumption.

Embedded derivatives — In addition to the contracts mentioned above, Vale Canada Ltd., Vale’s wholly-owned subsidiary, has nickel concentrate and raw materials purchase agreements, in which there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

At September 30, 2011, Vale has outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, the value of such excluded portion is included in earnings.

	Assets				Liabilities
	September 30, 2011 (unaudited)		December 31, 2010		September 30, 2011 (unaudited)		December 31, 2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	428	7	—	300	—	511	—	—
EURO floating rate vs. US$ floating rate swap	—	—	1	—	—	—	—	—
US$ floating rate vs. fixed US$ rate swap	—	—	—	—	1	—	4	—
EuroBond Swap	—	—	—	—	4	10	—	8
Pre Dollar Swap	13	—	—	1	—	26	—	—
AUD floating rate vs. fixed US$ rate swap	—	—	2	—	—	—	—	—
Swap US$ fixed rate vs. CDI	142	—	—	—	—	—	—	—
	583	7	3	301	5	547	4	8
Commodities price risk
Nickel
Fixed price program	10	—	13	—	1	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	14	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—
	24	—	29	—	1	—	31	—
Derivatives designated as hedge
Foreign exchange cash flow hedge	1	—	20	—	—	—	—	—
Strategic Nickel	227	49	—	—	—	—	—	53
	228	49	20	—	—	—	—	53
Total	835	56	52	301	6	547	35	61

The following table presents the effects of derivatives for the periods ended:

	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement: (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(685)	389	433	(121)	192	(63)	(112)	(33)	(223)	(137)	—	—	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	(1)	—	—	—	—	—	—	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	(1)	—	(2)	1	1	1	3	5	—	—	—	—	—
Swap Convertibles	—	—	—	—	37	—	—	—	—	(37)	—	—	—	—	—
Swap NDF	(1)	—	3	(1)	4	—	—	(2)	—	(2)	—	—	—	—	—
EuroBond Swap	(59)	11	72	(6)	(6)	1	—	(1)	1	(1)	—	—	—	—	—
Pre Dollar Swap	(21)	6	—	(13)	—	—	—	—	—	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	164	(47)	—	117	—	31	—	—	31	—	—	—	—	—	—
South African Rande Forward	(10)	2	—	(8)	—	8	—	—	8	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	1	—	2	—	—	(1)	(2)	(8)	—	—	—	—	—
	(612)	361	508	(32)	226	(22)	(111)	(36)	(182)	(180)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	8	12	(5)	33	4	(5)	(19)	(8)	(25)	(7)	—	—	—	—	—
Strategic program	—	—	(34)	15	(85)	—	—	16	—	66	—	—	—	—	—
Copper
Purchased scrap protection program	1	—	—	1	—	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	7	16	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	9	—	(10)	—	—	6	2	(13)	—	—	—	—	—
Coal	—	—	1	—	(2)	—	—	1	2	1	—	—	—	—	—
Bunker Oil Hedge	1	2	4	35	(9)	(13)	(15)	(4)	(36)	(27)	—	—	—	—	—
	10	14	(25)	84	(102)	(18)	(34)	11	(50)	36	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	(44)	(7)	(44)	—	—	—	—	—	—	—	—	—	—
	—	—	(44)	(7)	(44)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge

Aluminum	—	—	—	—	—	—	—	3	—	29	—	4	(11)	4	24
Strategic Nickel	15	(17)	—	(35)	(2)	(15)	17	—	35	—	198	137	(68)	326	(27)
Foreign exchange cash flow hedge	19	—	61	19	80	(19)	—	(75)	(32)	(106)	(49)	—	66	(35)	110
	34	(17)	61	(16)	78	(34)	17	(72)	3	(77)	149	141	(13)	295	107
Total	(568)	358	500	29	158	(74)	(128)	(97)	(229)	(221)	149	141	(13)	295	107

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.

Final maturity dates for the above instruments are as follows:

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012